Debt and Other Financing - Schedule of Maturities of Long-term Debt (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Debt Disclosure [Abstract]
2021	$ 16,798
2022	2,900
2023	0
2024	71,237
thereafter	12,500
Total outstanding	$ 103,435